OPERATING LEASES (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
SCHEDULE OF OPERATING LEASE COST AND SUPPLEMENTAL CASH FLOW INFORMATION

In accordance with ASC 842, the components of lease expense were as follows:

	Years ended December 31,
	2023	2022
Operating lease expense	$71,676	$71,676
Short term lease cost	$-	$-
Total lease expense	$71,676	$71,676

In accordance with ASC 842, other information related to leases was as follows:

Years ended December 31,	2023	2022
Operating cash flows from operating leases	$54,263	$72,714
Cash paid for amounts included in the measurement of lease liabilities	$54,263	$72,714

Weighted-average remaining lease term—operating leases	2.67 years	3.67 years
Weighted-average discount rate—operating leases	10%	10%

In accordance with ASC 842, the components of lease expense were as follows:

	Years ended December 31,
	2022	2021
Operating lease expense	$71,676	$41,811
Short term lease cost	$-	$-
Total lease expense	$71,676	$41,811

In accordance with ASC 842, other information related to leases was as follows:

Years ended December 31,	2022	2021
Operating cash flows from operating leases	$72,714	$17,866
Cash paid for amounts included in the measurement of lease liabilities	$72,714	$17,866

Weighted-average remaining lease term—operating leases	3.67 years	4.67 years
Weighted-average discount rate—operating leases	10%	10%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2023 were as follows:

Operating
Year ending:	Lease
2024	$77,142
2026	79,456
2027	54,225
Total undiscounted cash flows	$210,823

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	2.67 years
Weighted-average discount rate	10%
Present values	$187,425

Lease liabilities—current	61,123
Lease liabilities—long-term	126,302
Lease liabilities—total	$187,425

Difference between undiscounted and discounted cash flows	$23,398

In accordance with ASC 842, maturities of operating lease liabilities as of December 31, 2022 were as follows:

Operating
Year ending:	Lease
2023	$74,895
2024	77,142
2025	79,456
2026	54,225
Total undiscounted cash flows	$285,718

Reconciliation of lease liabilities:
Weighted-average remaining lease terms	3.67 years
Weighted-average discount rate	10%
Present values	$240,625

Lease liabilities—current	53,200
Lease liabilities—long-term	187,425
Lease liabilities—total	$240,625

Difference between undiscounted and discounted cash flows	$45,093